Net Debt - Summary of Cash and Cash Equivalents, Net of Overdrafts (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents if different from statement of financial position [abstract]
Total cash and cash equivalents	$ 12,501	$ 12,428	$ 17,236
Bank overdrafts and short-term borrowings	(3)	(5)
Total cash and cash equivalents, net of overdrafts	$ 12,498	$ 12,423	$ 17,236	$ 15,246